Commitments, Contingencies, and Concentrations Operating lease (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating Lease, Cost	$ 575
Operating Leases, Rent Expense, Net	$ 7,695	$ 7,694